WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 10 – WARRANTS

In December 2015, in connection with a private placement, we issued an aggregate of 20,485,362 common stock purchase warrants, including 19,497,028 to investors; and 988,334 to placement agents. The warrants were issued with an exercise price of $0.30 per share. The Company assessed these outstanding equity-linked financial instruments and concluded that the warrants are subject to derivative accounting (see Note 6).

Transactions involving our equity-classified warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2015	42,277,445	$0.79
Forfeited	(1,379,277)	$3.30
Outstanding at March 31, 2016	40,898,168	$0.71	2.6	$—

Exercisable at March 31, 2016	40,898,168	$0.71	2.6	$—

During the three months ended March 31, 2016, no warrants were exercised. During the three months ended March 31, 2015, 337,169 warrants were exercised into an equivalent number of common shares for which we received approximately $287,000 in proceeds. The following table summarizes outstanding common stock purchase warrants as of March 31, 2016:

	Number of shares	Weighted- average exercise price	Expiration
Issued to consultants	932,000	$1.54	May 2016 through November 2020
Issued pursuant to 2011 financings	718,175	$3.15	April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2018
Issued pursuant to 2014 financings	10,882,678	$0.82	December 2016 through June 2019
Issued pursuant to 2014 financings	23,692,721	$0.21	January 2017 through December 2020
	40,898,168

During the three months ended March 31, 2016, no warrants were issued to consultants. During the three months ended March 31, 2015, we issued warrants to consultants to purchase 150,000 shares of common stock as compensation for business and advisory services. The common stock purchase warrants have an exercise price of $0.65 per share, are immediately exercisable and expire on the five-year anniversary of the date of issuance. The per share weighted-average fair value of the warrants granted to consultants during 2015 was estimated at $0.32 per share on the date of grant.

Total stock-based compensation expense of approximately $0 and $48,000 was recognized for warrants and included in the statement of operations for the three months ended March 31, 2016 and 2015, respectively.

NOTE 12 — WARRANTS

Transactions involving our warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in)
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	10,216,597	$2.56
Granted	11,467,847	$0.95
Forfeited	(1,786,516)	$2.85	2.8	$8.4

Outstanding at December 31, 2014	19,897,928	$1.61
Granted	28,255,221	$0.27
Exercised	(4,599,669)	$0.19
Forfeited	(1,276,035)	$3.12
Outstanding at December 31, 2015	42,277,445	$0.79	2.7	$14.6

Exercisable at December 31, 2015	42,277,445	$0.79	2.7	$14.6

During the year ended December 31, 2015, 4,599,669 warrants were exercised into an equivalent number of common shares for which we received approximately $926,000 in proceeds. During the year ended December 31, 2014, no warrants were exercised into common shares.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2015:

		Weighted
		Average
	Number of	Exercise
	shares	price	Expiration
Issued to consultants	1,092,667	$1.80	March 2016 through November 2020
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2018
Issued pursuant to 2014 financings	10,882,678	$0.93	December 2016 through June 2019
Issued pursuant to 2015 financings	23,692,721	$0.29	January 2017 through December 2020
	42,277,445

During 2015, the Company issued warrants to consultants to purchase 300,000 at a weighted-average fair value of $0.26 per share on the date of grant. The common stock purchase warrants have exercise prices of between $0.35 and $0.65 per share, are immediately exercisable and expire on the five-year anniversary of the date of issuance. During 2015, total stock-based compensation expense of approximately $78,000, was recognized using the straight-line method in the statement of losses for warrants issued to consultants.

During 2014, the Company issued warrants to consultants to purchase 248,000 at a weighted-average fair value of $0.36 per share on the date of grant. During 2014, total stock-based compensation expense of approximately $89,000, was recognized using the straight-line method in the statement of losses for warrants issued to consultants. The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services:

	Year Ended December 31,
	2015	2014
Volatility	72.6%	51.1%
Expected term (years)	1.8	2.0
Risk-free interest rate	0.6%	0.5%
Dividend yield	None	None

In December 2015, in connection with a private placement, we issued an aggregate of 20,485,362 common stock purchase warrants, including 19,497,028 to investors; and 988,334 to placement agents. The warrants were issued with an exercise price of $0.30 per share. The Company assessed these outstanding equity-linked financial instruments and concluded that the warrants are subject to derivative accounting (see Note 8).

In July 2015, also in connection with a private placement, we issued an aggregate of 7,469,859 common stock purchase warrants, including 7,182,556 to investors; and 287,303 to placement agents. The warrants were issued with exercise prices between $0.70 and $0.80 per share.

In June 2014, in connection with a registered offering, we issued an aggregate of 10,736,722 common stock purchase warrants, including 10,409,905 issued to investors and 326,817 issued to the placement agents. The warrants were issued with exercise prices between $0.85 and $1.15 per share. In 2015, we amended 3,826,792 of the Series B and 4,163,961 of the Series C warrants in order to extend their respective term to December 31, 2016, and reduce their exercise price to $0.70 per share. Additionally, we issued 483,125 common stock purchase warrants to investors in a June 2014 private placement. The warrants have an exercise price of $1.15 per share.

In June 2014, in connection with our registered offering, we issued an aggregate of 10,736,722 common stock purchase warrants, including 10,409,905 issued to investors and 326,817 issued to the placement agents. The warrants were issued with exercise prices between $0.85 and $1.15 per share. Additionally, we also issued 483,125 common stock purchase warrants to investors in our June 2014 private placement. The warrants have an exercise price of $1.15 per share.